Share capital and share-based compensation - Weighted average grant date value of stock options and assumptions (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($) year	Jun. 30, 2018 CAD ($) year
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average fair value at measurement date, share options granted | $	$ 1.68	$ 1.67
Risk free interest rate, share options granted	2.19%	1.45%
Expected option life, in years | year	5	5
Expected volatility, share options granted	46.00%	36.00%
Expected dividend as percentage, share options granted	0.00%	1.35%